Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consist of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
At cost:
Electronic equipment	54,310	90,248	14,907
Office equipment	532	563	93
Motor vehicles	1,891	3,176	525
Purchased software	3,477	7,858	1,298
Leasehold improvements	3,181	4,672	772

	63,391	106,517	17,595
Less: Accumulated depreciation	(23,533)	(48,620)	(8,031)

	39,858	57,897	9,564